Annual Operating Expenses {- Materials Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-14 - Materials Portfolio	Apr. 29, 2021
Fidelity Advisor Materials Fund: Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%
Total annual operating expenses	1.08%
Fidelity Advisor Materials Fund: Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.33%
Total annual operating expenses	1.36%
Fidelity Advisor Materials Fund: Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.83%
Fidelity Advisor Materials Fund: Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.78%
Fidelity Advisor Materials Fund: Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.64%